Hedge Accounting - Summary of Hedge of Net Investment in Foreign Operations (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ (16,000,000)	R$ (1,135,000,000)	R$ (571,000,000)
Nominal Value	116,430,000,000	126,549,000,000
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Nominal Value	16,947,000,000	12,550,000,000
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	0	0
Book Value, Liabilities	14,396,000,000	14,820,000,000
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Foreign currency convertion	(7,217,000,000)	(7,300,000,000)
Nominal Value	16,947,000,000	12,550,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(7,220,000,000)	(7,296,000,000)
Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	0	0
Book Value, Liabilities	14,396,000,000	14,820,000,000
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Foreign currency convertion	(7,217,000,000)	(7,300,000,000)
Nominal Value	16,947,000,000	12,550,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ (7,220,000,000)	R$ (7,296,000,000)